Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stable Road Acquisition Corp [Member]
Fair Value Measurements [Line Items]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At June 30, 2021, assets held in the Trust Account were comprised of $1,258 in cash and $172,748,233 in a Treasury Preferred Fund that invests in U.S. Treasury securities. During the three and six months ended June 30, 2021, the Company withdrew $184,489 of interest income from the Trust Account to pay for franchise taxes.

At December 31, 2020, assets held in the Trust Account were comprised of $636 in cash and $173,107,113 in U.S. Treasury securities. During the three and six months ended June 30, 2020, the Company withdrew $824,873 of interest income from the Trust Account to pay for franchise taxes.

The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding Gains	Fair Value
December 31, 2020	U.S.Treasury Securities	$173,107,113	$1,887	$173,109,000

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis at June 30, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Quoted Prices in Active Markets
Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$172,748,233
	Level	June 30, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	36,225,000	45,625,388
Warrant Liability – Private Placement Warrants	3	1,228,975	2,452,500

The Company established the initial fair value for the Warrants on November 13, 2019, the date of the Company’s Initial Public Offering, using a Black-Scholes Model for private warrants and a Post-Acquisition Simulation for public warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of common shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to common shares subject to possible redemption, and common shares based on their relative fair values at the initial measurement date.

The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows at June 30, 2021:

Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.89%	1.73%
Holding period (years)	5.12	5.25
Volatility	25.00%	25.00%
Exercise price	$11.50	$11.50
Underlying value	$13.97	$9.50

On June 30, 2021, the Private Placement Warrants and Public Warrants were determined to be $4.51 and $4.20, respectively per warrant for aggregate values of $1.2 million and $36.2 million, respectively.

The table below presents the change in fair value of Private Placement Warrants measured using Level 3 inputs for the six months ended June 30, 2021:

Private Placement
Fair value as of December 31, 2020	$2,452,500
Change in valuation inputs or other assumptions	(1,223,525)
Fair value as of June 30, 2021	$1,228,975

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market such that the determination of fair value requires significant judgment or estimation. Changes in fair value measurements categorized within Level 3 of the fair value hierarchy are analyzed each period based on changes in estimates or assumptions and recorded as appropriate.

NOTE 10. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:

Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:

Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying consolidated balance sheets and adjusted for the amortization or accretion of premiums or discounts.

At December 31, 2020, assets held in the Trust Account were comprised of $636 in cash and $173,107,113 in U.S. Treasury securities. During the year ended December 31, 2020, the Company withdrew $872,653 of interest income from the Trust Account to pay for franchise and income taxes.

At December 31, 2019, assets held in the Trust Account were comprised of $873 in cash and $172,845,138 in U.S. Treasury securities. During the period from May 28, 2019 (inception) through December 31, 2019, the Company did not withdraw any interest income from the Trust Account.

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 and 2019 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/5/2021)	1	$173,107,113	$1,887	$173,109,000

December 31, 2019	U.S. Treasury Securities (Matured on 5/14/2020)	1	$172,845,138	$13,410	$172,858,548
Liabilities:	Level	December 31, 2020	December 31, 2019
Warrant Liability – Public Warrants	1	45,625,388	7,331,250
Warrant Liability – Private Placement Warrants	3	2,452,500	525,925

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the Company’s consolidated balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the consolidated statement of operations.

Initial Measurement

The Company established the initial fair value for the Warrants on November 13, 2019, the date of the Company’s Initial Public Offering, using a Black-Scholes Model for private warrants and a Post-Acquisition Simulation for public warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of common stock and one-third of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of common shares, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to common shares subject to possible redemption, and common shares based on their relative fair values at the initial measurement date.

The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows at initial measurement:

Input	November 13, 2019 (Initial Measurement)
Risk-free interest rate	1.73%
Holding period (years)	5.25
Volatility	25.00%
Exercise price	$11.50
Underlying value	$9.50

The key inputs into the Post-Acquisition Simulation for the Public Warrants were as follows at initial measurement:

Input	November 13, 2019 (Initial Measurement)
Risk-free interest rate	1.73%
Holding period (days)	1,260
Volatility	25.00%
Warrant redemption price	$18.00

On November 13, 2019, the Private Placement Warrants and Public Warrants were determined to be $1.67 and $1.57 per warrant for aggregate values of $0.5 million and $13.5 million, respectively.

Subsequent Measurement

The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public Warrants as of December 31, 2020 and 2019 is classified as Level 1 due to the use of an observable market quote in an active market.

The key inputs into the Black-Scholes model for the Private Placement Warrants were as follows at December 31, 2020 and 2019:

Input	December 31, 2020	December 31, 2019
Risk-free interest rate	0.31%	1.74%
Holding period (years)	5.25	5.25
Volatility	25.00%	25.00%
Exercise price	$11.50	$11.50
Underlying value	$10.08	$9.96

As of December 31, 2020, the aggregate values of the Private Placement Warrants and Public Warrants were $2.5 million and $45.6 million, respectively.

As of December 31, 2019, the aggregate values of the Private Placement Warrants and Public Warrants were approximately $526,000 and $7.3 million, respectively.

The table below presents the Public and Private Warrants at Level 3 from initial measurement to December 31, 2020.

	Private Placement	Public	Warrant Liabilities
Fair value – May 28, 2019	$—	$—	$—
Initial measurement on November 13, 2019 (IPO)	455,075	13,541,250	13,996,325
Change in fair value	70,850	(6,210,000)	(6,139,150)
Transfers out of Level 3	—	(7,331,250)	(7,331,250)
Fair value as of December 31, 2019	$525,925	$—	$525,925
Change in fair value	1,926,575	—	1,926,575
Fair value as of December 31, 2020	$2,452,500	$—	$2,452,500

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, the Company had transfers out of Level 3 totaling $7,331,250, which represents the fair value of the warrants as of December 31, 2019. For each reporting period subsequent to December 31, 2019, the fair value of the Public Warrants are valued using an active market and are classified as Level 1 within the fair value hierarchy.

Level 3 financial liabilities consist of the Private Placement Warrant liability for which there is no current market for these securities such that the determination of fair value requires significant judgment or estimation. Changes in categorization within the fair value hierarchy are recognized at the end of each reporting period based on changes in estimates or assumptions and recorded as appropriate.